SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Schedule of Cash, Cash Equivalents and Short-term Investments [Table Text Block]
		Adjusted Cost	Unrealized Gains	Fair Value	Cash and Cash Equivalents
Level 1:	Cash	$2,116,467	$675	$2,117,142	$2,117,142

		Adjusted Cost	Unrealized Gains	Fair Value	Cash and Cash Equivalents
Level 1:	Cash	$9,246,422	$2,885	$9,249,307	$9,249,307